SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Maximum [Member] - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Property, Plant and Equipment [Line Items]
FDIC insured limits	$ 250,000	$ 250,000
Research under the grants	$ 300,000	$ 500,000